Investment in Unconsolidated Affiliate and Related Party Transactions Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Expected Settlement Charge	$ 14.6
Accounts receivable - unconsolidated affiliates	1.9	$ 2.5
Og and E [Member] | Enable Midstream Partners [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	14.0	11.5	$ 13.8
Operating Costs Charged [Member] | OGE Energy [Member] | Enable Midstream Partners [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party	2.3	4.7	12.4
Natural Gas Transportation [Member] | Og and E [Member] | Enable Midstream Partners [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party	35.0	35.0	35.0
Natural Gas Purchases [Member] | Og and E [Member] | Enable Midstream Partners [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party	(2.1)	11.2	7.6
Employment Costs [Member] | OGE Energy [Member] | Enable Midstream Partners [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party	29.5	28.7	$ 32.7
Excluding Fuel Purchases [Member]
Related Party Transaction [Line Items]
Accounts receivable - unconsolidated affiliates	$ 2.0	$ 2.7